Cash and Cash Equivalents - Schedules of Cash and Cash Equivalents (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 CNY (¥)
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 494,474,891	$ 75,781,592		¥ 347,817,093			¥ 2,186,288,246
Overseas
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents		361,937,179	Rp 227,348		$ 223,534,731	Rp 678,541
China | Non VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	84,260,552	$ 35,966,024		59,438,015	56,358,066
China | VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 12,083,788			¥ 7,806,771	$ 969